RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 32	$ 28
Post-employment benefits	3	4
Key management personnel compensation, termination benefits	51	0
Share-based payments and other	70	25
Key management personnel compensation	$ 156	$ 57